EMPLOYEE POST-RETIREMENT BENEFITS	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
EMPLOYEE POST-RETIREMENT BENEFITS	EMPLOYEE POST-RETIREMENT BENEFITS
The Company sponsors DB Plans for certain employees. Pension benefits provided under the DB Plans are generally based on years of service and highest average earnings over three to five consecutive years of employment. Effective January 1, 2019, there were certain amendments made to the Canadian DB Plan for new members. Subsequent to that date, benefits provided for new members were based on years of service and highest average earnings over five consecutive years of employment. Upon commencement of retirement, pension benefits in the Canadian DB Plan increase annually by a portion of the increase in the Consumer Price Index for employees hired prior to January 1, 2019. On January 1, 2024 the Canadian DB Plans were closed to new entrants. In 2023, TC Energy announced a plan amendment to the Canadian OPEB Plan. This plan will be closed for any eligible active employees that did not retire by December 31, 2024. All active employees who no longer meet the eligibility for the OPEB Plan will be eligible for a new plan that provides an annual health spending account to retirees and their dependents from retirement to age 65.
The Company's U.S. DB Plan is closed to non-union new entrants and all non-union hires participate in the DC Plan. Net actuarial gains or losses are amortized out of AOCI over the EARSL of Plan participants, which was approximately nine years at December 31, 2024 (2023 – nine years; 2022 – nine years).
The Company also provides its employees with DC Plans and savings plans in Canada, DC Plans in Mexico, DC Plans consisting of a 401(k) Plan in the U.S. and post-employment benefits other than pensions, including termination benefits and life insurance and medical benefits beyond those provided by government-sponsored plans. Net actuarial gains or losses for the plans are amortized out of AOCI over the EARSL of employees, which was approximately 12 years at December 31, 2024 (2023 – 12 years and 2022 – 12 years). In 2024, the Company expensed $71 million (2023 – $64 million and 2022 – $64 million) for the savings and DC Plans.
As part of the Spinoff Transaction, certain TC Energy employees became employees of South Bow. Prior to the Spinoff Transaction, these employees in Canada and the U.S. participated in DB Plans, DC Plans and savings plans, as applicable. Effective October 1, 2024, the benefit obligations under the DB Plans in respect of the employees moving from TC Energy to South Bow were transferred to South Bow. An asset transfer application related to the Canadian DB Plan will be prepared in early 2025 outlining the proposed transfer of assets from TC Energy to South Bow. The Canadian DB Plan's assets to be transferred to South Bow are subject to regulatory approval and will be transferred when approval is received. As at December 31, 2024, these assets remain in the TC Energy DB Plan trust and have been reflected as Long-term assets of discontinued operations and a corresponding obligation to South Bow has been reflected as Long-term liabilities of discontinued operations on the Consolidated balance sheet. The assets related to the U.S. DB Plan were fully transferred to South Bow as at December 31, 2024.
Total cash contributions by the Company for employee post-retirement benefits were as follows:

year ended December 31	2024	2023	2022
(millions of Canadian $)

DB Plans	—	28	78
Other post-retirement benefit plans	8	9	8
Savings and DC Plans	71	64	64
	79	101	150
Current Canadian pension legislation allows for partial funding of solvency requirements over a number of years through letters of credit in lieu of cash contributions, up to certain limits. Total letters of credit provided to the Canadian DB plan at December 31, 2024 was $111 million (2023 – $244 million; 2022 – $322 million).
The most recent actuarial valuation of the pension plans for funding purposes was as at January 1, 2024 and the next required valuation is at January 1, 2025.
The Company's funded status was comprised of the following:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2024	2023	2024	2023

Change in Benefit Obligation[1]
Benefit obligation – beginning of year	3,356	3,081	285	310
Service cost	108	93	1	3
Interest cost	160	158	14	16
Employee contributions	11	7	2	2
Benefits paid	(194)	(185)	(24)	(44)
Actuarial (gain) loss	(39)	219	(5)	2
South Bow - transition of benefit obligation[2]	(118)	—	(1)	—
Foreign exchange rate changes	58	(17)	16	(4)
Benefit obligation – end of year	3,342	3,356	288	285
Change in Plan Assets
Plan assets at fair value – beginning of year	3,697	3,481	358	354
Actual return on plan assets	485	385	17	24
Employer contributions[3,4]	—	28	(41)	9
Employee contributions	11	7	2	2
Benefits paid	(194)	(185)	(25)	(23)
South Bow - transition of plan assets[2]	(119)	—	—	—
Foreign exchange rate changes	68	(19)	28	(8)
Plan assets at fair value – end of year	3,948	3,697	339	358
Funded Status – Plan Surplus	606	341	51	73
1The benefit obligation for the Company’s pension benefit plans represents the projected benefit obligation. The benefit obligation for the Company’s other post-retirement benefit plans represents the accumulated post-retirement benefit obligation.
2Reflects the impact of the Spinoff Transaction of the Liquids Pipelines business on October 1, 2024.
3The Company reduced letters of credit by $133 million in the Canadian DB Plan (2023 – $78 million) for funding purposes.
4OPEB surplus of $49 million was transferred to pay future active employee medical expenses.
Additional pension benefit plan assets were as follows:

at December 31	Pension Benefit Plans
(millions of Canadian $)	2024	2023

TC Energy plan assets at fair value	3,948	3,697
South Bow plan assets held in trust[1]	110	—
Plan assets at fair value – end of year	4,058	3,697
1    Related to the transfer of pension assets to South Bow. The final transfer will be adjusted for investment returns and benefit payments from October 1, 2024 to the transfer date. The $110 million is reflected in Long-term assets of discontinued operations.
The actuarial gain realized on the defined benefit plan obligation is primarily attributable to an increase in the weighted average discount rate from 4.75 per cent in 2023 to 4.90 per cent in 2024.
The actuarial gain realized on the OPEB Plan obligation is primarily due to an increase in the weighted average discount rate from 5.10 per cent in 2023 to 5.45 per cent in 2024.
The amounts recognized on the Company's Consolidated balance sheet for its DB Plans and other post-retirement benefits plans were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2024	2023	2024	2023

Other long-term assets (Note 15)	606	341	152	177
Accounts payable and other	—	—	(7)	(7)
Other long-term liabilities (Note 18)	—	—	(94)	(97)
	606	341	51	73
Included in the above benefit obligation and fair value of plan assets were the following amounts for plans that were not fully funded:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
(millions of Canadian $)	2024	2023	2024	2023

Projected benefit obligation[1]	—	—	(101)	(104)
Plan assets at fair value	—	—	—	—
Funded Status – Plan Deficit	—	—	(101)	(104)
1The projected benefit obligation for the pension benefit plans differs from the accumulated benefit obligation in that it includes an assumption with respect to future compensation levels.
The funded status based on the accumulated benefit obligation for all DB Plans was as follows:

at December 31	2024	2023
(millions of Canadian $)

Accumulated benefit obligation	(3,097)	(3,090)
Plan assets at fair value[1]	4,058	3,697
Funded Status – Plan Surplus	961	607
1    Includes an estimated $110 million for future transfer to South Bow. The final transfer will be adjusted for investment returns and benefit payments from October 1, 2024, the date of the Spinoff Transaction to the transfer date.
The Company's DB Plans with respect to accumulated benefit obligations and the fair value of plan assets were fully funded as at December 31, 2024 and December 31, 2023.
The Company pension plans' weighted average asset allocations and target allocations by asset category were as follows:

at December 31	Percentage of Plan Assets		Target Allocations
	2024	2023	2024

Fixed income securities	37%	41%	25% to 50%
Equity securities	49%	44%	25% to 55%
Other investments	14%	15%	10% to 35%
	100%	100%
Fixed income and equity securities include the Company's and its related parties debt and common shares as follows:

at December 31			Percentage of Plan Assets
(millions of Canadian $)	2024	2023	2024	2023

Fixed income securities	44	7	1.1%	0.2%
Equity securities	3	2	0.1%	0.1%
Pension plan assets are managed on a going concern basis, subject to legislative restrictions, and are diversified across asset classes to maximize returns at an acceptable level of risk. Asset mix strategies consider plan demographics and may include traditional equity and debt securities as well as alternative assets such as infrastructure, private equity, real estate and derivatives to diversify risk. Derivatives are not used for speculative purposes and may be used to hedge certain liabilities.
All investments are measured at fair value using market prices. Where the fair value cannot be readily determined by reference to generally available price quotations, the fair value is determined by considering the discounted cash flows on a         risk-adjusted basis and by comparison to similar assets which are publicly traded. In Level I, the fair value of assets is determined by reference to quoted prices in active markets for identical assets that the Company has the ability to access at the measurement date. In Level II, the fair value of assets is determined using valuation techniques such as option pricing models and extrapolation using significant inputs which are observable directly or indirectly. In Level III, the fair value of assets is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement.
The following table presents plan assets for DB Plans and OPEB Plans measured at fair value, which have been categorized into the three categories based on a fair value hierarchy. Refer to Note 28, Risk management and financial instruments, for additional information.

at December 31	Quoted Prices in Active Markets (Level I)		Significant Other Observable Inputs (Level II)		Significant Unobservable Inputs (Level III)		Total		Percentage of Total Portfolio
(millions of Canadian $)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

Asset Category[1]
Cash and Cash Equivalents	138	68	—	1	—	—	138	69	3	2
Equity Securities:
Canadian	128	121	—	—	—	—	128	121	3	3
U.S.	1,234	965	—	—	—	—	1,234	965	28	24
International	182	167	209	187	—	—	391	354	9	9
Global	—	—	100	74	—	—	100	74	2	2
Emerging	66	54	150	140	—	—	216	194	5	5
Fixed Income Securities:
Canadian Bonds:
Federal	—	—	55	266	—	—	55	266	1	7
Provincial	—	—	312	314	—	—	312	314	7	8
Municipal	—	—	14	16	—	—	14	16	—	—
Corporate	—	—	323	143	—	—	323	143	7	4
U.S. Bonds:
Federal	151	185	255	240	—	—	406	425	9	10
Municipal	—	—	1	1	—	—	1	1	—	—
Corporate	246	312	158	74	—	—	404	386	9	10
International:
Government	4	4	17	11	—	—	21	15	1	—
Corporate	—	—	66	83	—	—	66	83	2	2
Mortgage backed	37	43	23	17	—	—	60	60	1	1
Net forward contracts	—	—	(201)	(131)	—	—	(201)	(131)	(4)	(4)
Other Investments:
Real estate	—	—	—	—	276	283	276	283	6	7
Infrastructure	—	—	—	—	282	269	282	269	7	7
Private equity funds	—	—	—	—	32	10	32	10	1	—
Funds held on deposit	138	138	—	—	—	—	138	138	3	3
Derivatives	—	—	1	—	—	—	1	—	—	—
	2,324	2,057	1,483	1,436	590	562	4,397	4,055	100	100
1    Includes an estimated $110 million for future transfer to South Bow. The final transfer will be adjusted for investment returns and benefit payments from October 1, 2024, the date of the Spinoff Transaction to the transfer date.
The following table presents the net change in the Level III fair value category:

(millions of Canadian $, pre-tax)

Balance at December 31, 2022	632
Purchases and sales	(76)
Realized and unrealized gains (losses)	6
Balance at December 31, 2023	562
Purchases and sales	(15)
Realized and unrealized gains (losses)	43
Balance at December 31, 2024	590
In 2025, the Company's expects to make funding contributions of $6 million for the other post-retirement benefit plans, approximately $71 million for the savings plans and DC Plans and no contributions for the DB Plans. The Company is not expecting to issue any additional letters of credit for the funding of solvency requirements to the Canadian DB plan in 2025.
The following are estimated future benefit payments, which reflect expected future service:

at December 31		Other Post-Retirement Benefits
(millions of Canadian $)	Pension Benefits

2025	209	24
2026	212	24
2027	216	24
2028	218	24
2029	221	23
2030 to 2034	1,139	110
The rate used to discount pension and other post-retirement benefit plan obligations was developed based on a yield curve of primarily corporate AA bond yields at December 31, 2024. This yield curve is used to develop spot rates that vary based on the duration of the obligations. The estimated future cash flows for the pension and other post-retirement benefit obligations were matched to the corresponding rates on the spot rate curve to derive a weighted average discount rate.
The significant weighted average actuarial assumptions adopted in measuring the Company's benefit obligations were as follows:

at December 31	Pension Benefit Plans		Other Post-Retirement Benefit Plans
	2024	2023	2024	2023

Discount rate	4.90%	4.75%	5.45%	5.10%
Rate of compensation increase	3.05%	3.20%	—	—
The significant weighted average actuarial assumptions adopted in measuring the Company's net benefit plan costs were as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
	2024	2023	2022	2024	2023	2022

Discount rate	4.75%	5.15%	3.05%	5.15%	5.45%	3.10%
Expected long-term rate of return on plan assets	6.60%	6.45%	6.10%	4.50%	4.50%	3.25%
Rate of compensation increase	3.15%	3.25%	3.00%	—	—	—
The overall expected long-term rate of return on plan assets is based on historical and projected rates of return for the portfolio in aggregate and for each asset class in the portfolio. Assumed projected rates of return are selected after analyzing historical experience and estimating future levels and volatility of returns. Asset class benchmark returns and asset mix are also considered in determining the overall expected rate of return. The discount rate is based on market interest rates of high-quality bonds that match the timing and benefits expected to be paid under each plan.
A 6.15 per cent weighted-average annual rate of increase in the per capita cost of covered health care benefits was assumed for 2025 measurement purposes. The rate was assumed to decrease gradually to 4.85 per cent by 2032 and remain at this level thereafter.
The net benefit cost recognized for the Company’s pension benefit plans and other post-retirement benefit plans was as follows:

year ended December 31	Pension Benefit Plans			Other Post-Retirement Benefit Plans
(millions of Canadian $)	2024	2023	2022	2024	2023	2022

Service cost[1]	108	93	145	1	3	5
Other components of net benefit cost[1]
Interest cost	160	158	125	14	16	13
Expected return on plan assets	(248)	(234)	(239)	(14)	(16)	(14)
Amortization of actuarial loss	—	—	10	—	—	1
Amortization of regulatory asset	—	—	12	(2)	—	1
Settlement gain – AOCI	—	—	(2)	—	—	—
	(88)	(76)	(94)	(2)	—	1
Net Benefit Cost Recognized	20	17	51	(1)	3	6
1    Service cost and other components of net benefit cost are included in Plant operating costs and other in the Consolidated statement of income.
Pre-tax amounts recognized in AOCI were as follows:

at December 31	2024		2023		2022
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Net loss (gain)	(24)	—	71	6	38	24
Pre-tax amounts recognized in OCI were as follows:

year ended December 31	2024		2023		2022
	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits	Pension Benefits	Other Post- Retirement Benefits
(millions of Canadian $)

Amortization of net gain (loss) from AOCI to net income	6	—	—	—	(10)	(1)
Settlement	—	—	—	—	2	—
Funded status adjustment	(101)	(6)	33	(18)	(101)	20
	(95)	(6)	33	(18)	(109)	19
In 2022, a settlement occurred for the U.S. DB Plan as a result of lump sum payments made during the year. The impact of the settlement was determined using actuarial assumptions consistent with those employed at December 31, 2022. The settlement gain decreased the U.S. DB Plan's unrealized actuarial gain by $2 million which was included in OCI, and was recorded in net benefit cost in 2022.